Cover	Feb. 21, 2025
Cover [Abstract]
Entity Registrant Name	IVANHOE ELECTRIC INC.
Entity Central Index Key	0001879016
Document Type	8-K/A
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Amendment Description	On February 21, 2025, the Board of Directors (the “Board”) of Ivanhoe Electric Inc (the “Company”) adopted the Second Amended and Restated Bylaws of Ivanhoe Electric Inc. (the “Second Amended and Restated Bylaws”) which became effective immediately. The Second Amended and Restated Bylaws modify the Company’s prior Amended and Restated Bylaws of Ivanhoe Electric Inc. to eliminate the 66 2/3% supermajority stockholder vote required for stockholders to amend the Company’s bylaws and replace it with a majority vote standard. Due to the existence of an equivalent supermajority provision in the Company’s certificate of incorporation, this amendment will not have substantive effect unless the Company’s Board and stockholders approve an equivalent amendment to the Company’s certificate of incorporation. The Company anticipates proposing such an amendment for consideration by stockholders at the Company’s 2025 annual meeting of stockholders. The Second Amended and Restated Bylaws also expressly
Entity Emerging Growth Company	false
Document Period End Date	Feb. 21, 2025
Entity File Number	001-41436
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	32-0633823
Entity Address Address Line 1	450 E Rio Salado Parkway,
Entity Address Address Line 2	Suite 130
Entity Address City Or Town	Tempe
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85281
City Area Code	480
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	656-5821
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	IE
Security Exchange Name	NYSE